Leases (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
[custom:OperatingLeaseLiabilities-0]	$ 2,200	$ 2,000
Operating Lease, Weighted Average Remaining Lease Term	4 years 2 months 12 days	4 years 7 months 6 days
Lessee, Operating Lease, Discount Rate	11.40%	11.43%